PLEDGE OF ASSETS	12 Months Ended
Dec. 31, 2021
PLEDGE OF ASSETS
PLEDGE OF ASSETS

24      PLEDGE OF ASSETS

The Group has pledged various assets as collateral against certain secured borrowings as set out in Note 19. As of December 31, 2021, a summary of these pledged assets was as follows:

	December 31, 2021	December 31, 2020
Property, plant and equipment (Note 7)	5,111,165	5,191,185
Right-of-use assets (Note 20(a))	179,683	273,451
Intangible assets (Note 6)	1,399,972	960,000
Trade receivables and notes receivables (Note 14)	1,982,986	2,747,768
Investments in joint ventures and associates (Note 9)	—	395,610
	8,673,806	9,568,014

As of  December 31, 2021, in addition to the loans and borrowings which were secured by the above assets, the current portion of long-term loans and borrowings amounting to RMB1,525 million (December 31, 2020: RMB1,209 million), and the non-current portion of long-term loans and borrowings amounting to RMB7,959 million (December 31, 2020: RMB10,265 million) were secured by the contractual right to charge users for electricity generated in the future.